Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Composition of employee benefits	Composition of employee benefits:
As at December 31
2019	2018
$ millions	$ millions

Fair value of plan assets	583	518
Termination benefits	(105)	(111)
Defined benefit obligation	(1,004)	(860)
	(526)	(453)

Composition of fair value of the plan assets

Composition of fair value of the plan assets:

As at December 31
2019	2018
$ millions	$ millions

Equity instruments
With quoted market price	237	200
Without quoted market price	10	-
	247	200
Debt instruments
With quoted market price	197	164
Without quoted market price	111	119
	308	283
Deposits with insurance companies	28	35

	583	518

Movement in net defined benefit assets (liabilities)
Fair value of plan assets		Defined benefit obligation		Defined benefit obligation, net
2019	2018	2019	2018	2019	2018
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Balance as at January 1	518	631	(860)	(1,068)	(342)	(437)
Income (costs) included in profit or loss:
Current service costs	-	-	(21)	(24)	(21)	(24)
Interest income (expenses)	15	14	(27)	(26)	(12)	(12)
Past service cost	-	-	5	7	5	7
Effect of movements in exchange rates, net	17	(17)	(31)	37	(14)	20
Included in other comprehensive income:
Actuarial gains (losses) deriving from changes in financial assumptions	-	-	(121)	71	(121)	71
Other actuarial gains (losses)	46	(15)	-	-	46	(15)
Change with respect to translation differences, net	9	(19)	(4)	21	5	2
Other movements:
Benefits paid	(32)	(38)	55	73	23	35
Conversion to defined contribution plans	-	(49)	-	49	-	-
Employer contribution	10	11	-	-	10	11
Balance as at December 31	583	518	(1,004)	(860)	(421)	(342)

The actual return (loss) on plan assets in 2019, is $61 million, compared with $(1) million in 2018 and $42 million in 2017.

Actuarial assumptions

Principal actuarial assumptions as of the reporting date (expressed as weighted averages):

For the year ended December 31
2019	2018	2017
%	%	%

Discount rate as at December 31	2.1	3.0	2.7
Future salary increases	3.2	3.3	3.2
Future pension increase	2.1	2.2	2.2

The assumptions regarding the future mortality rate are based on published statistics and accepted mortality tables.

Sensitivity analysis

Assuming all other assumptions remain constant, the following reasonable possible changes affect the defined benefit obligation as of the date of the financial statements in the following manner:

December 2019
Decrease 10%	Decrease 5%	Increase 5%	Increase 10%
$ millions	$ millions	$ millions	$ millions

Significant actuarial assumptions
Salary increase	16	8	(8)	(16)
Discount rate	(24)	(12)	12	24
Mortality table	(22)	(11)	11	22